Organization (Details) - Schedule of Assumptions (Level 3 Significant Unobservable Inputs) Used in Valuing the Warrants - Non-Recurring Basis [Member]	Feb. 29, 2024
Risk-free interest rate [Member]
Schedule of Assumptions (Level 3 Significant Unobservable Inputs) Used in Valuing the Warrants [Line Items]
Warrants unobservable inputs	4.26
Remaining expected term (in years) {Member]
Schedule of Assumptions (Level 3 Significant Unobservable Inputs) Used in Valuing the Warrants [Line Items]
Warrants unobservable inputs	5
Expected volatility [Member]
Schedule of Assumptions (Level 3 Significant Unobservable Inputs) Used in Valuing the Warrants [Line Items]
Warrants unobservable inputs	27.51
Stock price on valuation date [Member]
Schedule of Assumptions (Level 3 Significant Unobservable Inputs) Used in Valuing the Warrants [Line Items]
Warrants unobservable inputs	6.03
Exercise price [Member]
Schedule of Assumptions (Level 3 Significant Unobservable Inputs) Used in Valuing the Warrants [Line Items]
Warrants unobservable inputs	11.5
Expected dividend rate [Member]
Schedule of Assumptions (Level 3 Significant Unobservable Inputs) Used in Valuing the Warrants [Line Items]
Warrants unobservable inputs